Other financial assets	12 Months Ended
Dec. 31, 2025
Other financial assets
Other financial assets

17 Other financial assets

	December 31, 2025		December 31, 2024
(€ million)	Current	Non-current	Current	Non-current
Long-term financing receivables held for operating purposes	1	910	1	1,044
	1	910	1	1,044
Long-term financing receivables held for non-operating purposes	3,067	136	44	2,109
Short-term financing receivables held for non-operating purposes	642		1,040
	3,709	136	1,084	2,109
	3,710	1,046	1,085	3,153
Securities held for operating purposes		63		62
Total net of impairment provisions	3,710	1,109	1,085	3,215

Changes in allowance for doubtful accounts were as follows:

(€ million)	2025	2024
Carrying amount at the beginning of the year	427	383
Additions	1	26
Deductions	(2)	(3)
Currency translation differences	(47)	24
Other changes	(2)	(3)
Carrying amount at the end of the year	377	427

Financing receivables held for operating purposes primarily related to loans provided to joint ventures and associates in the Exploration & Production segment (€741 million) to execute capital projects of interest to Eni. These receivables are long-term interests in the initiatives funded. The main amounts were towards Coral FLNG SA (Eni’s interest 25%) for €417 million (€522 million at December 31, 2024), operating a floating gas liquefaction plant in Area 4, offshore Mozambique.

Financing receivables held for operating purposes due beyond five years amounted to €90 million (€214 million at December 31, 2024).

The fair value of non-current financing receivables held for operating purposes of €910 million has been estimated based on the present value of expected future cash flows discounted at rates ranging from 1.9% to 4.8% (1.7% and 4.8% at December 31, 2024).

The recoverability of other long-term financial assets was assessed by considering the expected probability of default in the next twelve months only, as creditworthiness suffered no significant deterioration in the reporting period.

Financing receivables held for non-operating purposes related to: (i) the joint venture Mozambique Rovuma Venture SpA (Eni’s interest 35.71%) for €2,318 million (€1,769 million at December 31, 2024) engaged in production and development of natural gas reserves in the Coral discovery prospect offshore, located in the subarea of exclusive exploitation of the concessionaires of the larger Area 4. This receivable is not part of the long-term interest in the upstream initiative; (ii) €710 million of receivables from co-ventures arising from the reallocation of working interest in ongoing development projects in Area 4 offshore Mozambique; (iii) restricted deposits in escrow to guarantee transactions on derivative contracts for €495 million (€937 million at December 31, 2024), referred to the Global Gas & LNG Portfolio business line for €463 million (€907 million at December 31, 2024).

Financing receivables were denominated in U.S. dollar for €4,325 million and in euro for €307 million (€3,351 million and €855 million at December 31, 2024, respectively).

Securities for €18 million (€11 million at December 31, 2024) were pledged as guarantee of the deposit for gas cylinders as provided for by the Italian law.

The following table analyses securities per issuing entity:

	Amortized cost (€ million)	Nominal value (€ million)	Fair Value (€ million)	Nominal rate of return (%)	Maturity date	Rating - Moody's	Rating - S&P
Sovereign states
Fixed rate bonds
Italy	18	18	17	from 0 to 3.6	from 2026 to 2035	Baa2	BBB+
Others (*)	31	31	31	from 0 to 5.0	from 2026 to 2030	from Aa1 to Baa2	from AA+ to BBB-
Floating rate bonds
Italy	11	11	11	from 2.6 to 2.9	from 2026 to 2029	Baa2	BBB+
Total sovereign states	60	60	59
Other financial institutions
European Bank of Investments	3	3	3	3.75	2026	Aaa	AAA
Total	63	63	62

(*) Amounts included herein are lower than €10 million.

Securities having maturity within five years amounted to €49 million.

The fair value of securities was derived from quoted market prices.

Receivables with related parties are described in note 36 – Transactions with related parties.